Segment Reporting (Details) - Schedule of segment’s revenue, depreciation and adjusted EBITDA - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
2021
Subscription revenue	R 2,209,017	R 1,887,717	R 1,520,540
Total revenue	2,290,543	1,941,893	1,692,708
Adjusted EBITDA	1,127,700	937,485	738,434
South Africa [Member]
2021
Subscription revenue	1,621,636	1,383,980	1,116,829
Hardware and other revenue before eliminations	338,832	335,692	623,382
Eliminations	(272,601)	(294,723)	(486,604)
Inter- segment revenue	(5,939)	(7,484)	(7,861)
Hardware and other revenue after eliminations and inter- segment	60,292	33,485	128,917
Total revenue	1,681,928	1,417,465	1,245,746
Depreciation and amortization	314,517	243,989	201,988
Adjusted EBITDA	893,748	747,229	607,285
Africa-Other [Member]
2021
Subscription revenue	93,752	106,977	97,605
Hardware and other revenue before eliminations	6,204	1,513	10,171
Eliminations
Inter- segment revenue	5,939	7,484	7,861
Hardware and other revenue after eliminations and inter- segment	12,143	8,997	18,032
Total revenue	105,895	115,974	115,637
Depreciation and amortization	7,896	6,152	3,372
Adjusted EBITDA	38,787	42,098	41,628
Europe [Member]
2021
Subscription revenue	214,459	168,314	142,204
Hardware and other revenue before eliminations	9,184	14,092	11,463
Eliminations	(3,777)	(9,140)	(6,075)
Inter- segment revenue
Hardware and other revenue after eliminations and inter- segment	5,407	4,952	5,388
Total revenue	219,866	173,266	147,592
Depreciation and amortization	63,743	40,193	33,488
Adjusted EBITDA	103,684	81,782	57,642
Asia-Pacific, Middle East and USA [Member]
2021
Subscription revenue	279,170	228,446	163,902
Hardware and other revenue before eliminations	165,072	69,893	49,389
Eliminations	(161,388)	(63,151)	(29,558)
Inter- segment revenue
Hardware and other revenue after eliminations and inter- segment	3,684	6,742	19,831
Total revenue	282,854	235,188	183,733
Depreciation and amortization	59,593	36,690	22,663
Adjusted EBITDA	91,481	66,376	31,879
Total by segment [Member]
2021
Subscription revenue	2,209,017	1,887,717	1,520,540
Hardware and other revenue before eliminations	519,292	421,190	694,405
Eliminations	(437,766)	(367,014)	(522,237)
Inter- segment revenue
Hardware and other revenue after eliminations and inter- segment	81,526	54,176	172,168
Total revenue	2,290,543	1,941,893	1,692,708
Depreciation and amortization	445,749	327,024	261,511
Adjusted EBITDA	R 1,127,700	R 937,485	R 738,434